Note 30 - Contingencies - Estimates of Amounts of Possible Losses (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Estimates of amounts of possible losses	R$ 82,445.0	R$ 81,547.1
Income tax and social contribution [member]
Statement Line Items [Line Items]
Estimates of amounts of possible losses	54,258.7	53,898.0
Value added and excise taxes [member]
Statement Line Items [Line Items]
Estimates of amounts of possible losses	23,912.4	23,299.3
PIS and COFINS tax contingent liability [member]
Statement Line Items [Line Items]
Estimates of amounts of possible losses	2,667.6	2,746.3
Other contingent liabilities [member]
Statement Line Items [Line Items]
Estimates of amounts of possible losses	R$ 1,606.3	R$ 1,603.5